Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Capital
CET1 capital	$ 76,945	$ 75,583
Tier 1 capital	84,242	82,246
Total capital	93,850	92,026
Risk-weighted assets (RWA) used in calculation of capital ratios
Credit risk	496,898	444,142
Market risk	35,342	34,806
Operational risk	77,639	73,593
Total RWA	$ 609,879	$ 552,541
Capital ratios and Leverage ratio
CET1 ratio	12.60%	13.70%
Tier 1 capital ratio	13.80%	14.90%
Total capital ratio	15.40%	16.70%
Leverage ratio	4.40%	4.90%
Leverage ratio exposure (billions)	$ 1,898,000	$ 1,662,000
TLAC available and ratios
TLAC available	$ 160,961
TLAC ratio	26.40%
TLAC leverage ratio	8.50%